Leases (Details) - Schedule of Operating Lease Payments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Payments [Abstract]
2024	$ 2,400,000
2025	2,400,000
2026	2,300,000
Total undiscounted lease payments	7,100,000
Less present value discount	(883,745)
Present value of lease liability	$ 6,216,255